EMPLOYEE BENEFIT PLANS - Economic actuarial assumptions and biometric data (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Retirement age	65 years	65 years
Percentage of retirees who are married	90.00%	90.00%
Defined benefit plan
Employee benefits
Family composition	Men 4 years + old	Men 4 years + old
Permanency in the plan	100.00%	100.00%
Defined benefit plan | Discount rate
Employee benefits
Discount rate	4.39%	3.56%
Defined benefit plan | Medical cost growth rate
Employee benefits
Medical cost growth rate above basic inflation	3.25%	3.25%
Defined benefit plan | Mortality
Employee benefits
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of mortality for disabled persons	IAPB 57	IAPB 57
Biometric table of entry of disabled persons	Mercer Disability	Mercer Disability
Turnover	1.00%	1.00%
Defined benefit plan | Nominal inflation
Employee benefits
Nominal inflation	3.25%	3.50%
Defined benefit plan | Ages: 0 to 24 years
Employee benefits
Aging factor	1.50%	1.50%
Defined benefit plan | Ages: 25 to 54 years
Employee benefits
Aging factor	2.50%	2.50%
Defined benefit plan | Ages: 55 to 79 years
Employee benefits
Aging factor	4.50%	4.50%
Defined benefit plan | Ages: Above 80 years
Employee benefits
Aging factor	2.50%	2.50%